Intangible assets - Additional Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about intangible assets [line items]
Disposal of intangible assets	$ 0	$ 0
Website and mobile application cost
Disclosure of detailed information about intangible assets [line items]
Capitalized intangible asset cost	4,999
Capitalized product development cost of new home use diagnostic product
Disclosure of detailed information about intangible assets [line items]
Capitalized intangible asset cost	466,176
Trademark and technology
Disclosure of detailed information about intangible assets [line items]
Acquired Intangible assets	14,983
Software and system development cost
Disclosure of detailed information about intangible assets [line items]
Capitalized intangible asset cost	$ 520,711
Capitalised development expenditure
Disclosure of detailed information about intangible assets [line items]
Capitalized intangible asset cost		$ 1,472,542